COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Authorized and contracted for (i)	¥ 171,335	¥ 138,088
Authorized but not contracted for	33,942	63,967
Total capital commitments	205,277	202,055
Investment commitments	¥ 13,172	¥ 6,100